Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions, shares in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Basic—
Net income attributable to NHI shareholders	¥ 167,325	¥ 58,563
Weighted average number of shares outstanding	2,954,723,390	3,028,036,425
Net income attributable to NHI shareholders per share	¥ 56.63	¥ 19.34
Diluted—
Net income attributable to NHI shareholders	¥ 167,209	¥ 58,468
Weighted average number of shares outstanding	3,063,523,353	3,140,207,716
Net income attributable to NHI shareholders per share	¥ 54.58	¥ 18.62